Leases (Details) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024
Leases [Abstract]
Operating Lease, Lease Income	$ 533	$ 401	$ 1,537	$ 1,134	$ 1,439
Lessor, Operating Lease, Payment to be Received, Year One	408		544
Lessor, Operating Lease, Payment to be Received, Year Two	553		553
Lessor, Operating Lease, Payment to be Received, Year Three	554		554
Lessor, Operating Lease, Payment to be Received, Year Four	554		554
Lessor, Operating Lease, Payment to be Received, Year Five	354		354
Lessor, Operating Lease, Payment to be Received, after Year Five	891		891
Lessor, Operating Lease, Payments to be Received	3,314		3,450
Gross assets	4,341	4,341	4,341	4,334
Property Subject to or Available for Operating Lease, Accumulated Depreciation	(1,264)	(1,222)	1,222	1,060
Finance Lease, Right-of-Use Asset, Amortization	116	102	445	542	0
Finance Lease, Interest Expense	241	226	933	782	0
Lease, Cost	357	328	1,378	1,324	0
Property, Plant, and Equipment, Lessor Asset under Operating Lease, after Accumulated Depreciation	3,077	3,119	3,119	3,274
Operating Lease, Payments, Use	2,100	0	600	300	$ 0
Finance Lease, Right-of-Use Asset, before Accumulated Amortization	88,249		16,357	15,819
Finance Lease, Liability, Current	4,312		0
Finance Lease, Liability, Noncurrent	83,315		17,769	16,361
Finance Lease, Liability	$ 87,627	$ 17,769	$ 17,769	$ 16,361		$ 87,627
Finance Lease, Weighted Average Remaining Lease Term	36 years		35 years	36 years
Finance Lease, Weighted Average Discount Rate, Percent	5.54%		5.30%	5.65%
Finance Lease, Liability, to be Paid, Next Rolling 12 Months			$ 891			1,687
Finance Lease, Liability, to be Paid, Rolling Year Two			909			4,446
Finance Lease, Liability, to be Paid, Year Three			927			4,535
Finance Lease, Liability, to be Paid, Year Four			945			4,625
Finance Lease, Liability, to be Paid, Year Five			965			4,718
Finance Lease, Liability, to be Paid, after Year Five			39,958			315,194
Total Future Lease Payments			44,595			335,205
Imputed interest			$ (26,826)			$ (247,578)